Share Incentive Plan	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share Incentive Plan
16.
SHARE INCENTIVE PLAN

2017 Share Incentive Plan

In October 2017, the shareholders of the Company approved the 2017 Share Incentive Plan (the “2017 ESOP”) under which the Company can grant a maximum of 483,846 ordinary shares. On August 24, 2018, the Company further approved an additional 345,503 ordinary shares for issuance, and therefore, 829,349 ordinary shares were reserved for issuance under the 2017 ESOP.

Options

There was no option activity during the year ended December 31, 2025.

			Weighted- average		Weighted-
		Weighted-	remaining	Aggregated	average
	Number of	average	contractual	intrinsic	grant date
Share options	shares	exercise price	term(years)	value	fair value
		RMB		RMB	RMB
Outstanding, December 31, 2024	31,550	560.95	2.81	—	271.90
Forfeited	—	—	—	—	—
Outstanding, December 31, 2025	31,550	560.95	1.81	—	271.90

The Group did not recognize any share-based compensation expense of share-based awards granted to employees, certain directors and management for the years ended December 31, 2023, 2024 and 2025.

As of December 31, 2025, there were no unrecognized share-based compensation expenses related to share options.